Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
NON-CURRENT ASSETS	€ 95,135	€ 103,667
Intangible assets	18,005	20,518
Goodwill	26,841	28,686
Property, plant and equipment	34,225	36,393
Investments accounted for by the equity method	77	76
Non-current financial assets	8,167	9,765
Deferred tax assets	7,820	8,229
CURRENT ASSETS	19,931	19,974
Inventories	1,117	1,055
Trade and other receivables	10,093	10,675
Tax receivables	1,375	1,533
Current financial assets	2,154	2,954
Cash and cash equivalents	5,192	3,736
Non-current assets classified as held for sale	0	21
TOTAL ASSETS	115,066	123,641
EQUITY AND LIABILITIES
EQUITY	26,618	28,385
Equity attributable to equity holders of the parent and other holders of equity instruments	16,920	18,157
Equity attributable to non-controlling interests	9,698	10,228
NON-CURRENT LIABILITIES	59,382	59,805
Non-current financial liabilities	46,332	45,612
Non-current trade and other payables	1,687	1,925
Deferred tax liabilities	2,145	2,395
Non-current provisions	9,218	9,873
CURRENT LIABILITIES	29,066	35,451
Current financial liabilities	9,414	14,749
Current trade and other payables	15,095	16,150
Current tax payables	2,341	2,332
Current provisions	2,216	2,220
TOTAL EQUITY AND LIABILITIES	€ 115,066	€ 123,641